Note 4 - Deposits - Schedule of Time Deposit Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Within 12 months	$ 9,125	$ 6,986
Within 12 months, percentage	95.24%	73.31%
13 months - 24 months	$ 365	$ 2,435
13 months - 24 months, percentage	3.81%	25.55%
25 months - 36 months	$ 78	$ 104
25 months - 36 months, percentage	0.81%	1.09%
37 months - 48 months	$ 1	$ 5
37 months - 48 months, percentage	0.01%	0.05%
40 months - 60 months	$ 12	$ 0
49 months - 60 months, percentage	0.13%	0.00%
Total	$ 9,581	$ 9,530
Total, percentage	100.00%	100.00%